Future Minimum Lease Payments (Detail) - Successor	Dec. 31, 2016 USD ($)
Future Minimum Lease Payments Under Capital Leases And Operating Leases [Line Items]
2017	$ 2,000,000
2018	0
2019	0
2020	0
2021	0
Thereafter	0
Total future minimum lease payments	2,000,000
Less amounts representing interest	0
Present value of future minimum lease payments	2,000,000
Less current portion	(2,000,000)
Long-term capital lease obligation	0
2017	25,000,000	[1]
2018	17,000,000	[1]
2019	14,000,000	[1]
2020	12,000,000	[1]
2021	9,000,000	[1]
Thereafter	153,000,000	[1]
Total future minimum lease payments	230,000,000	[1]
Includes operating leases with initial or remaining noncancellable lease terms in excess of one year.	$ 0

[1]	Includes operating leases with initial or remaining noncancellable lease terms in excess of one year.